Note 6 - Restricted Cash and Deposits	12 Months Ended
Oct. 31, 2011
Cash and Cash Equivalents Disclosure [Text Block]
6. Restricted Cash and Deposits

“Restricted cash” on the Consolidated Balance Sheets, amounting to $77.6 million and $113.0 million as of October 31, 2011 and 2010, respectively, primarily represents cash collateralizing our letter of credit agreements and facilities and is discussed in Note 8.  In addition, we collateralize our surety bonds with cash.  The balances of this surety bond collateral were $12.8 million and $14.5 million at October 31, 2011 and 2010, respectively.  The remaining balance is for customers’ deposits of $7.1 million and $6.2 million as of October 31, 2011 and 2010, respectively, which are restricted from use by us.

Total “Customers’ deposits” are shown as a liability on the Consolidated Balance Sheets. These liabilities are significantly more than the applicable years’ escrow cash balances because in some states the deposits are not restricted from use and in other states we are able to release the majority of this escrow cash by pledging letters of credit and surety bonds.